UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F


                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                -----------------------------

Check here if Amendment [   ];                  Amendment Number:_____

         This Amendment (Check only one.): [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ecofin Limited

Address:  15 Buckingham Street
          London WC2N 6DU, United Kingdom

Form 13F File Number:   028-12086
                        ---------------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John Murray
          -----------------------------------

Title:    Chairman

Phone:    +44 (0)20 7451 2941
          -----------------------------------

Signature, Place, and Date of Signing:

          /s/ John Murray   London, United Kingdom    November 7, 2007
          ---------------   ----------------------    ------------------

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Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:          0
                                            -------------

Form 13F Information Table Entry Total:     36
                                            -------------

Form 13F Information Table Value Total:     $1,378,204
                                            -------------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.              Name

________         ______________



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

------------------------------------------------------------------------------------------------------------------------------
                            Title of               Value   Shares /   Sh /  Put/  Investment   Other     Voting Authority
Security                     Class   CUSIP       (x$1,000) Prn Amt    Prn   Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------

AGL RESOURCES INC             COM     001204106    12,239  308,906      SH           Sole             308,906
-------------------------------------------------------------------------------------------------------------------------------
ADA-ES INC                    COM     005208103     2,242  180,113      SH           Sole             180,113
-------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY INC          COM     017361106    23,224  444,400      SH           Sole             444,400
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN ELECTRIC POWER       COM     025537101    58,150  1,261,939    SH           Sole           1,261,939
-------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC           COM     16411R208    96,037  2,451,800    SH           Sole           2,451,800
-------------------------------------------------------------------------------------------------------------------------------
CEMIG SA -SPONS               SPON
   ADR (US*)                   ADR    204409601     2,515  117,902      SH           Sole             117,902
-------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP               COM     125896100    67,470  4,011,300    SH           Sole           4,011,300
-------------------------------------------------------------------------------------------------------------------------------
COMVERGE INC                  COM     205859101     9,699  295,170      SH           Sole             295,170
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY
   GROUP                      COM     210371100    13,941  162,500      SH           Sole             162,500
-------------------------------------------------------------------------------------------------------------------------------
DOMINION RESOURCES
   INC/VA                     COM     25746U109    17,080  202,611      SH           Sole             202,611
-------------------------------------------------------------------------------------------------------------------------------
DYNEGY INC-CL A               COM     26817G102    40,836  4,419,520    SH           Sole           4,419,520
-------------------------------------------------------------------------------------------------------------------------------
EDISON INTERNATIONAL          COM     281020107    24,065  434,000      SH           Sole             434,000
------------------------------------------------------------------------------ ------------------------------------------------
EMERSON ELECTRIC CO           COM     291011104     3,034  57,000       SH           Sole              57,000
-------------------------------------------------------------------------------------------------------------------------------
ENERNOC INC                   COM     292764107     7,518  196,908      SH           Sole             196,908
-------------------------------------------------------------------------------------------------------------------------------
ENERGYSOUTH INC               COM     292970100     8,462  167,830      SH           Sole             167,830
-------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP                  COM     29364G103   102,897  950,200      SH           Sole             950,200
-------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW          EQUITY UNIT 29364G202     6,658  99,600       SH           Sole              99,600
-------------------------------------------------------------------------------------------------------------------------------
EXELON CORP                   COM     30161N101    81,868  1,086,361    SH           Sole           1,086,361
-------------------------------------------------------------------------------------------------------------------------------
FPL GROUP INC                 COM     302571104   148,553  2,440,100    SH           Sole           2,440,100
-------------------------------------------------------------------------------------------------------------------------------
ITC HOLDINGS CORP             COM     465685105   104,845  2,115,947    SH           Sole           2,115,947
-------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC              COM NEW   629377508    59,824  1,414,604    SH           Sole           1,414,604
-------------------------------------------------------------------------------------------------------------------------------
NRG 5 3/4 (UN*)             PFD CONV  629377870    23,709  65,000       SH           Sole              65,000
                              MAND
-------------------------------------------------------------------------------------------------------------------------------
NORTHEAST UTILITIES           COM     664397106    20,305  710,700      SH           Sole             710,700
-------------------------------------------------------------------------------------------------------------------------------
OGE ENERGY CORP               COM     670837103    32,659  986,675      SH           Sole             986,675
-------------------------------------------------------------------------------------------------------------------------------
ONEOK INC                     COM     682680103     6,905  145,675      SH           Sole             145,675
-------------------------------------------------------------------------------------------------------------------------------
P G AND E CORP                COM     69331C108    30,456  637,154      SH           Sole             637,154
-------------------------------------------------------------------------------------------------------------------------------
PPL CORPORATION               COM     69351T106    40,932  884,050      SH           Sole             884,050
-------------------------------------------------------------------------------------------------------------------------------
PUBLIC SERVICE
   ENTERPRISE GP              COM     744573106    45,744  519,872      SH           Sole             519,872
-------------------------------------------------------------------------------------------------------------------------------
QUANTA SERVICES INC           COM     74762E102    31,203  1,179,705    SH           Sole           1,179,705
-------------------------------------------------------------------------------------------------------------------------------
QUESTAR CORP                  COM     748356102     9,566  182,100      SH           Sole             182,100
-------------------------------------------------------------------------------------------------------------------------------
SHAW GROUP INC                COM     820280105    34,588  595,314      SH           Sole             595,314
-------------------------------------------------------------------------------------------------------------------------------
SOUTH JERSEY INDUSTRIES       COM     838518108    10,490  301,441      SH           Sole             301,441
-------------------------------------------------------------------------------------------------------------------------------
TXU CORP                      COM     873168108    30,496  445,000      SH           Sole             445,000
-------------------------------------------------------------------------------------------------------------------------------
UGI CORP                      COM     902681105     7,349  282,860      SH           Sole             282,860
-------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC              COM     969457100    95,175  2,794,335    SH           Sole           2,794,335
-------------------------------------------------------------------------------------------------------------------------------

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